Schedule of expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Expense, net	R$ (28,796,921)	R$ (21,633,776)	R$ (20,117,134)
Cost of sales	(25,837,475)	(19,124,901)	(17,263,264)
Selling expenses	(2,372,298)	(2,004,417)	(2,342,805)
General and administrative expenses	(587,148)	(504,458)	(511,065)
Total	(28,796,921)	(21,633,776)	(20,117,134)
Raw Materials And Inputs [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(10,405,028)	(6,928,517)	(7,287,933)
Outsourcing Material [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(4,476,702)	(2,281,619)
Labor Cost [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,746,454)	(2,716,104)	(2,807,280)
Supplies [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,297,069)	(2,003,761)	(1,981,547)
Maintenance Cost Services And Materials [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(1,268,752)	(1,096,358)	(1,340,135)
Outsourcing Services [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,119,515)	(1,832,081)	(2,392,626)
Freights [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(52,967)	(204,932)	(334,509)
Distribution Freights [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(1,782,634)	(1,421,079)	(1,787,979)
Depreciation Amortization And Depletion [Member]
IfrsStatementLineItems [Line Items]
Expense, net	(2,114,681)	(2,421,458)	(1,421,704)
Others One [Member]
IfrsStatementLineItems [Line Items]
Expense, net	R$ (1,533,119)	R$ (727,867)	R$ (763,421)